Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Sep. 30, 2011
PNC GOVERNMENT MORTGAGE FUND (Prospectus Summary): | PNC GOVERNMENT MORTGAGE FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PNC Government Mortgage Fund
Supplement Text	ck0000778202_SupplementTextBlock

Supplement dated September 28, 2011 to the

PNC Fixed Income Funds A&C Shares Prospectus

dated September 30, 2011

This Supplement provides new and additional information beyond that contained in the above-mentioned prospectus and should be read in conjunction with such prospectus.

Under “Principal Investment Strategies” for the PNC Government Mortgage Fund on page 4 of the prospectus and in the section entitled “Details About the Funds” under the PNC Government Mortgage Fund on page 42 of the prospectus, the third sentence in the first paragraph is to be deleted and replaced in its entirety with the following until the close of business on November 30, 2011:

Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SP-FIAC-0911

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in mortgage-related securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government as well as obligations issued or guaranteed by the U.S. government.

PNC GOVERNMENT MORTGAGE FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	POMAX
PNC GOVERNMENT MORTGAGE FUND | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGTCX